Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated April 25, 2018
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Value Fund (the Fund)	5/1/2017
As of the Effective Date, the information under the subsection "Principal Risks" in the "Summary of the Fund" or "Summary of Columbia VP – Mid Cap Value Fund" section is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.

COLUMBIA VP - MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated April 25, 2018
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Value Fund (the Fund)	5/1/2017
As of the Effective Date, the information under the subsection "Principal Risks" in the "Summary of the Fund" or "Summary of Columbia VP – Mid Cap Value Fund" section is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.